Analysis of cash and cash equivalents (Details) € in Millions, £ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 GBP (£)
Analysis of cash and cash equivalents
Cash and bank balances at central banks	£ 104,262		£ 144,832		£ 177,757
Trading assets	8,851		8,551		7,137
Other financial assets	139		19		16
Loans to banks	5,572		5,047		5,796
Total cash and cash equivalents	118,824		158,449		190,706		£ 139,199
Cash collateral posted with bank counterparties	4,434		4,895		4,293
NWM N.V.
Analysis of cash and cash equivalents
Mandatory reserve deposits at central banks | €		€ 132		€ 64		€ 60
Royal Bank of Scotland International Limited
Analysis of cash and cash equivalents
Mandatory reserve deposits at central banks	£ 135		£ 108		£ 123